Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplementary Cash Flow Information

($ millions)	2025	2024
Years ended December 31
Cash paid (received) for
Interest	1,469	1,361
Income taxes
Canadian	63	(34)
Foreign	(33)	17
	30	(17)

Change in working capital
Accounts receivable and other current assets	(52)	(2)
Prepaid expenses	(12)	(21)
Inventories	(45)	(73)
Regulatory assets - current portion	(94)	93
Accounts payable and other current liabilities	195	115
Regulatory liabilities - current portion	(110)	56
	(118)	168

Non-cash financing activity
Common share dividends reinvested	461	434

As at December 31
Non-cash investing and financing activities
Accrued capital expenditures	725	722
Contributions in aid of construction	11	14